Share-Based Compensation Plan - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of common shares that can be issued upon exercise of options granted equal to percentage of number of common shares issued and outstanding	10.00%
Term during which an option may be exercised	10 years
Options vest at a rate	33.00%
Description of vesting requirements for share based payment arrangement	Options vest at a rate of 33% per year, beginning one year following the grant date of the options.
Share-based compensation expense	$ 1,454	$ 1,519
Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments other equity instruments granted		21,000
Number of other equity instruments outstanding in share based payment arrangement	1,056,666	128,000
Number of non-vested other equity instruments outstanding in share based payment arrangement	881,333
Performance based restricted stock units [member] | Exercise price in CA$ 5.79 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments other equity instruments granted	979,000	885,000